Deferred Tax Balances - Summary of Composition of Unrecognised Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income and capital tax losses with a tax benefit, which are not recognised as deferred tax assets	$ 2,405	$ 2,265
Tax credits, which are not recognised as deferred tax assets	1,683	$ 1,455
Gross amount of income tax losses not recognised	8,559
Gross amount of tax losses not recognised	12,709
Due not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	474
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	240
Later than two years and not later than five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	2,525
Later than five years and not later than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	679
Later than 10 years and not later than 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	46
Gross amount of income tax losses not recognised	2,379
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of income tax losses not recognised	2,262
Gross amount of capital tax losses	4,150
Not Later than 10 year[member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits, which are not recognised as deferred tax assets	$ 1,637